Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 28, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Lifetime® 2030 Fund | A
Risk/Return:
Trading Symbol	MLTAX
MFS® Lifetime® 2030 Fund | B
Risk/Return:
Trading Symbol	MLTBX
MFS® Lifetime® 2030 Fund | C
Risk/Return:
Trading Symbol	MLTCX
MFS® Lifetime® 2030 Fund | I
Risk/Return:
Trading Symbol	MLTIX
MFS® Lifetime® 2030 Fund | R1
Risk/Return:
Trading Symbol	MLTEX
MFS® Lifetime® 2030 Fund | R2
Risk/Return:
Trading Symbol	MLTGX
MFS® Lifetime® 2030 Fund | R3
Risk/Return:
Trading Symbol	MLTHX
MFS® Lifetime® 2030 Fund | R4
Risk/Return:
Trading Symbol	MLTJX